Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
Goodwill and intangible assets were comprised as follows:

	Goodwill	Intangible assets				Total
		Lloyd's participation rights(1)	Customer and broker relationships	Brand names(1)	Computer software and other
Balance - January 1, 2018	2,904.7	507.9	1,047.8	1,171.4	440.7	6,072.5
Additions	136.4	—	11.2	11.9	134.9	294.4
Disposals	(227.1)	—	(8.2)	(8.5)	(4.1)	(247.9)
Amortization	—	—	(99.3)	—	(96.3)	(195.6)
Impairment	(2.6)	(4.3)	(0.2)	—	(1.2)	(8.3)
Foreign exchange effect and other	(108.7)	(0.4)	(18.5)	(78.0)	(32.6)	(238.2)
Balance - December 31, 2018	2,702.7	503.2	932.8	1,096.8	441.4	5,676.9

Gross carrying amount	2,712.3	507.5	1,247.0	1,096.8	852.8	6,416.4
Accumulated amortization	—	—	(314.0)	—	(398.6)	(712.6)
Accumulated impairment	(9.6)	(4.3)	(0.2)	—	(12.8)	(26.9)
	2,702.7	503.2	932.8	1,096.8	441.4	5,676.9

	Goodwill	Intangible assets				Total
		Lloyd's participation rights(1)	Customer and broker relationships	Brand names(1)	Computer software and other
Balance - January 1, 2017	1,633.7	420.5	431.8	1,014.4	347.1	3,847.5
Additions	1,212.3	87.4	672.8	87.5	172.9	2,232.9
Disposals	(1.7)	—	—	—	(0.2)	(1.9)
Amortization	—	—	(67.9)	—	(91.0)	(158.9)
Impairment	(0.1)	—	—	—	(0.5)	(0.6)
Foreign exchange effect and other	60.5	—	11.1	69.5	12.4	153.5
Balance - December 31, 2017	2,904.7	507.9	1,047.8	1,171.4	440.7	6,072.5

Gross carrying amount	2,911.8	507.9	1,266.7	1,171.4	767.7	6,625.5
Accumulated amortization	—	—	(218.9)	—	(311.5)	(530.4)
Accumulated impairment	(7.1)	—	—	—	(15.5)	(22.6)
	2,904.7	507.9	1,047.8	1,171.4	440.7	6,072.5

(1)	Not subject to amortization.

Schedule goodwill and intangible asset allocation to CGUs
At December 31, 2018 certain of the company's associates had carrying values that exceeded their fair values as determined by the market price of their shares. For each such associate, the company performed a value-in-use analysis based on multi-year free cash flow projections and concluded that no impairment was required as the recoverable amount exceeded carrying value. Key assumptions for each value-in-use analysis are set out in the table below:

Associate	Source of free cash flow projections	After-tax discount rate(a)	Long-term growth rate(b)	Summary of other assumptions

Astarta(c)	Internal estimates consistent with third party analyst reports	13.3%	3.0%	Annual capital expenditures consistent with external analyst estimates, working capital requirements comparable to industry peers and cash taxes payable at the Ukraine corporate income tax rate.
Atlas Mara	Atlas Mara management	12.5% - 29.3%	2% - 3%
Growth in loans and advances and customer deposits subsequent to the completion of a new digital banking platform and improved operating expense ratios due to increased investment in information technology.

Quess	Quess management	13.1%	6.0%
Annual capital expenditures reverting to lower historic levels, working capital requirements comparable to industry peers and reduced cash taxes payable in the next eight years through utilization of existing tax incentives.

Resolute	Internal estimates consistent with third party analyst reports	12.0%	1.5%
Valuation of pension funding liability on a going concern basis, annual capital expenditures reverting to lower historic levels, working capital requirements comparable to industry peers and no significant cash taxes payable in the next five years through utilization of existing tax losses.

(a)	The after-tax discount rate is representative of the cost of capital of industry peers.

(b)	The long-term growth rate is consistent with growth expectations for the industry and the economies in which each associate operates.

(c)
The company recorded an impairment charge of $10.8 related to its investment in Astarta during 2018. At December 31, 2018 a value-in-use analysis concluded that no further impairment charge was required.

Goodwill and intangible assets were allocated to the company's cash-generating units (“CGUs”) as follows:

	December 31, 2018			December 31, 2017
	Goodwill	Intangible assets	Total	Goodwill	Intangible assets	Total
Allied World	937.9	710.0	1,647.9	938.9	763.7	1,702.6
Recipe(1)	261.8	984.9	1,246.7	222.3	1,073.6	1,295.9
Brit	154.3	561.1	715.4	154.3	571.3	725.6
Zenith National	317.6	107.2	424.8	317.6	115.5	433.1
Crum & Forster	185.9	108.3	294.2	188.8	129.4	318.2
Thomas Cook India	133.4	52.7	186.1	150.0	54.2	204.2
Northbridge	87.8	76.6	164.4	95.7	77.1	172.8
Odyssey Group	119.7	57.7	177.4	119.7	51.6	171.3
AMAG Insurance	42.2	101.5	143.7	44.7	110.2	154.9
Quess(1)	—	—	—	229.0	21.8	250.8
All other(2)	462.1	214.2	676.3	443.7	199.4	643.1
	2,702.7	2,974.2	5,676.9	2,904.7	3,167.8	6,072.5

(1)	Recipe acquired The Keg on February 22, 2018, and Quess was deconsolidated on March 1, 2018, as described in note 23.

(2)	Comprised primarily of balances related to NCML, Fairchem, Mosaic Capital, Boat Rocker, Dexterra, U.S. Run-off and Pethealth.